Property, plant and equipment - Impairment, disposals and pledged as security (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to goodwill	$ 30,618	$ 194,612
Impairment charge related to intangible assets	443	230	$ 6,442
Impairment charge related to Property, plant and equipment	(104)	67,624	45,600
Impairment charge related to abandonment of minor projects	581
Proceeds from sales of property, plant and equipment			$ 5,446
Property, plant and equipment pledged as security for outstanding bank loans and other payables	660,960	597,385
FerroAtlantica De Venezuela SA
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to Property, plant and equipment		58,472
Thaba Chueu Mining Pty Ltd
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment		9,176
Impairment charge related to goodwill		1,612
Impairment charge related to intangible assets		230
Impairment charge related to Property, plant and equipment		$ 7,334
Hydroelectrical Installations | Spanish Energy Businesses
Disclosure of impairment loss and reversal of impairment loss [abstract]
Reversed impairment	$ 685